BORROWINGS - Summary of Bank Facility (Details) € in Millions, SFr in Millions, $ in Millions	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 4,676.8			SFr 5,425.7
Undrawn borrowing facilities	662.0
Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	4,687.1			5,443.8
Sunrise holding bank facility
Disclosure of detailed information about borrowings [line items]
Borrowings	2,231.2			3,029.5
Undrawn borrowing facilities	662.0			673.2
Sunrise holding bank facility | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 2,239.0			SFr 3,043.3
AT
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.40%	2.40%	2.40%	2.25%	2.25%	2.25%
Facility amount (in borrowing currency) | $		$ 700.0			$ 700.0
Borrowings	SFr 633.8			SFr 585.6
Undrawn borrowing facilities	0.0			0.0
AT | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 635.4			SFr 587.4
AU
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Facility amount (in borrowing currency) | €			€ 400.0			€ 400.0
Borrowings	SFr 374.7			SFr 370.1
Undrawn borrowing facilities	0.0			0.0
AU | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 375.8			SFr 371.4
AX
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Facility amount (in borrowing currency) | $		$ 1,044.7			$ 1,717.0
Borrowings	SFr 944.0			SFr 1,432.8
Undrawn borrowing facilities	0.0			0.0
AX | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 948.3			SFr 1,441.0
AY
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Facility amount (in borrowing currency) | €			€ 297.6			€ 693.0
Borrowings	SFr 278.8			SFr 641.0
Undrawn borrowing facilities	0.0			0.0
AY | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 279.6			SFr 643.5
Revolving Facility A
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Facility amount (in borrowing currency) | €			€ 10.0			€ 88.0
Borrowings	SFr 0.0			SFr 0.0
Undrawn borrowing facilities	9.4			60.4
Revolving Facility A | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 0.0			SFr 0.0
Revolving Facility B
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Facility amount (in borrowing currency) | €			€ 720.0			€ 660.0
Borrowings	SFr 0.0			SFr 0.0
Undrawn borrowing facilities	652.6			612.8
Revolving Facility B | Principal amount
Disclosure of detailed information about borrowings [line items]
Borrowings	SFr 0.0			SFr 0.0